Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 128,562	€ 94,775
Prepayments and other receivables	2,187	59,078
Other taxes	400	607
Total current assets	131,149	154,460
Property, plant and equipment	16,220	16,240
Investments in financial assets	621	621
Total assets	147,990	171,321
Equity
Equity attributable to owners of the Company	51,790	67,064
Non-controlling interests	(290)	(384)
Total equity	51,500	66,680
Current liabilities
Borrowings	2,920	2,500
Lease liabilities	1,334	1,387
Derivative financial instruments	372	1,263
Trade payables	119	392
Current income tax liability	0	0
Social securities and other taxes	1,064	1,118
Deferred income	13,137	5,641
Other current liabilities	4,030	8,687
Total current liabilities	22,976	20,988
Borrowings	3,575	4,271
Lease liabilities	13,700	13,813
Deferred income	56,239	65,569
Total liabilities	96,490	104,641
Total equity and liabilities	€ 147,990	€ 171,321